FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 9, 2007 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                            MONEY MARKET MUTUAL FUNDS
             CLASS A, CLASS B, CLASS C AND ADVISOR SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2006

At a meeting held November 6, 2007, the Board of Trustees of Fifth Third Funds, on behalf of the Fifth Third International Equity Fund (the "Fund"), approved the termination of the Sub-Advisory Agreement dated April 30, 2001, as amended, by and between Fifth Third Asset Management, Inc. ("FTAM"), the Fund's investment advisor, and Morgan Stanley Investment Management Inc., the Fund's investment sub-advisor. FTAM will continue to serve as investment advisor to the Fund and will assume full responsibility for the day-to-day management of the Fund's investment portfolio on November 29, 2007.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-ABCADV1107

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                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 9, 2007 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2006

At a meeting held November 6, 2007, the Board of Trustees of Fifth Third Funds, on behalf of the Fifth Third International Equity Fund (the "Fund"), approved the termination of the Sub-Advisory Agreement dated April 30, 2001, as amended, by and between Fifth Third Asset Management, Inc. ("FTAM"), the Fund's investment advisor, and Morgan Stanley Investment Management Inc., the Fund's investment sub-advisor. FTAM will continue to serve as investment advisor to the Fund and will assume full responsibility for the day-to-day management of the Fund's investment portfolio on November 29, 2007.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-STBD1107